Financial Instruments - Separate Accounts Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Total Separate Accounts [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Total Separate Accounts [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2009 Level 3 [Member] Total Separate Accounts [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Debt Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Debt Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Real Estate Investment [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Real Estate Investment [Member] Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				$ 268.3	$ 483.5	$ 0	$ 56.0	$ 168.7	$ 56.0	$ 97.3	$ 0	$ 71.4
Total losses accrued to contract holders	(15.6)	(55.2)		1.6	11.4				(15.6)	(60.4)	0	5.2
Purchases	0.4			63.3					0.4		0
Sales	(39.7)			(42.8)					(39.7)		0
Purchases, sales and settlements		20.0			(172.1)					19.8		0.2
Transfers out of Level 3	(1.1)	(77.5)		(20.7)	(73.2)				(1.1)	(0.7)	0	(76.8)	[1]
Ending balance				$ 219.0	$ 268.3	$ 0	$ 56.0	$ 168.7	$ 0	$ 56.0	$ 0	$ 0

[1]	The transfers out of level 3 for 2010 primarily represent real estate Separate Accounts assets that were transitioned out of our business in the second quarter of 2010.